STOCKHOLDERS’ EQUITY (Details Narrative) - shares		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Voting Rights		1,000 shares of common stock
Convertible preferred stock, shares outstanding		300,000		300,000
Convertible preferred stock, shares issued		300,000		300,000
Preferred stock shares authorised		500,000
Common stock, shares, issued		218,246,326		63,109,055
Common stock, shares, outstanding		218,246,326		63,109,055
Common stock, shares authorized		10,000,000,000
Shares, Issued			10,482,659
Tanooma Ltd [Member]
Class of Stock [Line Items]
Equity Method Investment, Ownership Percentage		74.00%
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion		1,500
Series A Preferred Stock [Member] | Boris Molchadsky [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	225,000